Other revenues	12 Months Ended
Dec. 31, 2013
Revenues [Abstract]
Other revenues
Other revenues
Related party other revenues comprise the following items:

(In US$ millions)	2013	2012	2011
Related party other revenues	5.8	19.1	—
Total	5.8	19.1	—

During the year ended December 31, 2013, the Company earned related party other revenues within the Company's Nigerian service company of $5.8 million (2012; $19.1 million) relating to certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during that period.